Share Capital - Additional Information (Details) $ / shares in Units, $ in Thousands		1 Months Ended					12 Months Ended
	Apr. 19, 2017 shares	Jan. 31, 2018 USD ($) $ / shares shares	May 31, 2017 USD ($) $ / shares shares	Apr. 30, 2017 USD ($) shares	Mar. 31, 2017 shares	Oct. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Class Of Stock [Line Items]
Share split, conversion ratio	3.2
Issuance of ordinary shares for each outstanding ordinary, Preferred A and Preferred A-1 shares held immediately prior to share split	2.2
Stock split description							On April 19, 2017, the Company’s board of directors and shareholders approved an aggregate 3.2 for-1 share split of the Company’s ordinary, Preferred A and Preferred A-1 shares. The share split was effected on April 19, 2017 by the issuance of 2.2 ordinary shares for each outstanding ordinary, Preferred A and Preferred A-1 share held immediately prior to the share split.
Issuance of ordinary shares, consideration received net of underwriting discounts and commissions and issuance costs | $									$ 21,255
Dividends at the rate per annum							8.00%
Percentage of outstanding preferred stock shares							60.00%
Exercise of options into ordinary shares, amount received | $							$ 404
Number of shares surrendered to pay the exercise price							68,416
Share-based compensation | $							$ 6,300	$ 1,967	449
Fair value of option granted | $							14,249	$ 906	$ 2,334
Number of ordinary shares issuable upon vesting of options granted								38,400
Aggregate intrinsic value of the total vested and exercisable options | $							$ 38,308
Employees and Directors
Class Of Stock [Line Items]
Exercise of options into ordinary shares, shares							682,184
Stock options granted							712,900	404,813	1,098,777
Stock option exercise prices ranging lower limit | $ / shares							$ 0	$ 5	$ 0
Stock option exercise prices ranging upper limit | $ / shares							$ 39.26	$ 5.94	$ 5.94
Unrecognized compensation cost of employee options | $							$ 14,131
Expected to be recognized over a weighted average period							3 years 3 months 21 days
Consultants and Service Providers
Class Of Stock [Line Items]
Stock options granted							0	132,032	203,820
Stock option exercise prices ranging lower limit | $ / shares								$ 0	$ 0
Stock option exercise prices ranging upper limit | $ / shares								$ 5.94	$ 5.94
Fair value of option granted | $								$ 671	$ 57
2017 Equity Incentive Plan
Class Of Stock [Line Items]
Maximum number of ordinary share isuable under the 2017 incentive plan					1,400,000		5,600,000
Number of ordinary shares reserved for issuance, percentage							12.00%
Restricted Stock Units (RSUs)
Class Of Stock [Line Items]
Modifications of performance conditions in shares				67,200
Ordinary Shares
Class Of Stock [Line Items]
Exercise of options into ordinary shares, shares							812,222	4,784
Number of shares issued upon exercise of options, net of shares surrendered							743,806
Number of shares surrendered to pay the exercise price							68,416
Minimum [Member]
Class Of Stock [Line Items]
Pre-money valuation to convert automatically each preferred shares into ordinary shares upon the closing of an IPO | $							$ 75,000
Net proceeds required to automatically convert preferred shares to ordinary shares upon the closing of an IPO | $							$ 25,000
Minimum [Member] | 2017 Equity Incentive Plan
Class Of Stock [Line Items]
Exercise price of stock option as percentage of fair market value on the date of grant							100.00%
General and Administrative Expenses
Class Of Stock [Line Items]
IPO costs | $							$ 0	$ 1,700
Share-based compensation | $							2,377	$ 800	$ 279
General and Administrative Expenses | Restricted Stock Units (RSUs)
Class Of Stock [Line Items]
Share-based compensation | $				$ 527
IPO
Class Of Stock [Line Items]
Issuance of ordinary shares, consideration received net of underwriting discounts and commissions and issuance costs | $							$ 60,772
Preferred A and Preferred A-1 shares into ordinary shares conversion ratio			100.00%
IPO | Ordinary Shares
Class Of Stock [Line Items]
Issuance of ordinary shares, shares							5,144,378
Issuance of ordinary shares, consideration received net of underwriting discounts and commissions and issuance costs | $							$ 15
IPO | Nasdaq
Class Of Stock [Line Items]
Issuance of ordinary shares, shares			5,144,378
Issuance of ordinary shares, price per share | $ / shares			$ 13.00
Issuance of ordinary shares, consideration received net of underwriting discounts and commissions and issuance costs | $			$ 60,800
Additional ordinary shares exercised under underwriters option to purchase at the public offering price			671,005
Secondary Public Offering | Nasdaq | Subsequent Event
Class Of Stock [Line Items]
Issuance of ordinary shares, shares		1,682,926
Issuance of ordinary shares, price per share | $ / shares		$ 41.00
Issuance of ordinary shares, consideration received net of underwriting discounts and commissions and issuance costs | $		$ 64,000
Additional ordinary shares exercised under underwriters option to purchase at the public offering price		219,512
Preferred A Shares
Class Of Stock [Line Items]
Preferred stock price per share | $ / shares							$ 5.94
Series A-1 Preferred Shares
Class Of Stock [Line Items]
Preferred stock price per share | $ / shares							$ 7.81
Series A-1 Preferred Shares | IPO
Class Of Stock [Line Items]
Stock issued during period upon conversion of warrants, shares			364,036
TMX | Intellectual Property Costs
Class Of Stock [Line Items]
Research and development expenses incurred | $						$ 4,100
TMX | Preferred A Shares
Class Of Stock [Line Items]
Purchase of IP R&D in consideration, shares						691,200
Preferred stock price per share | $ / shares						$ 5.94